Reporting Entity - Additional Information (Details)			3 Months Ended		12 Months Ended
	Jun. 23, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($)	Jun. 30, 2022 USD ($) ft² shares	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) ft² shares	Mar. 31, 2021 USD ($)	Jun. 13, 2022 shares	Jun. 09, 2022 shares
Reporting Entity [Line Items]
Common shares issued			7,614,434		5,560,829		5,700,000	198,000,000
Common stock outstanding			7,614,434		5,560,829		5,700,000	198,000,000
Net loss | $			$ 6,504,495	$ 18,855,710	$ 84,424,529	$ 124,264,230
Cash flow from operations | $			7,197,791	$ 19,269,995	54,346,127	56,645,458
Accumulated deficit | $			327,466,047		323,181,697	$ 248,209,952
Cash on hand | $			$ 6,200,000		$ 8,700,000
Proceeds from exercise of warrants | $	$ 5,000,000	$ 8,000,000
Subsequent Event [Member]
Reporting Entity [Line Items]
Common shares issued							5,700,000	198,000,000
Common stock outstanding							5,700,000	198,000,000
Common shares including common share equivalents issued	1,945,526
Class of warrant or right, number of securities called by warrants or rights	2,591,052
Share issued price per share | $ / shares	$ 2.57
Proceeds from exercise of warrants | $	$ 5,000,000
Net proceeds from issuance of warrants | $	$ 4,300,000
Pre-Consolidation Shares
Reporting Entity [Line Items]
Common shares issued								198,000,000
Common stock outstanding								198,000,000
Post-Consolidation Shares
Reporting Entity [Line Items]
Common shares issued							5,700,000
Common stock outstanding							5,700,000
Quebec
Reporting Entity [Line Items]
Area of facility located | ft²			50,000		50,000
North Carolina
Reporting Entity [Line Items]
Area of facility located | ft²			24,000		24,000